Cover	Feb. 19, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 19, 2026
Entity File Number	000-56312
Entity Registrant Name	Premier Air Charter Holdings Inc.
Entity Central Index Key	0001570937
Entity Tax Identification Number	99-0385465
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2006 Palomar Airport Road
Entity Address, Address Line Two	Suite 210
Entity Address, City or Town	Carlsbad
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92011
City Area Code	858
Local Phone Number	239-0788
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false